Payables to non-controlling interests	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Payables to non-controlling interests
(11)	Payables to non-controlling interests

In November 2012, a third party (“Party A”) contributed RMB 100,000 to Hainan Yingli to acquire 5.825% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 100,000 plus 5% annual interest in 5 years. The contribution made by Party A was recorded as a liability. In November 2017, Yingli China failed to repurchase the equity interest from the investor. As of December 31, 2018, Yingli China still did not pay the RMB 100,000. The RMB 100,000 payment obligation together with interest payables accrued of RMB 30,508 (US$ 4,437) was recorded under "Payables to non-controlling interest holders" in the Consolidated Balance Sheets. The Company is still in negotiation with the third Party about the extension of the payment schedule under the relevant agreements.

In August 2013, another third party (“Party B”) contributed RMB 100,000 to Hainan Yingli to acquire 5.50% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 100,000 plus 6.15% annual interest in 2 years. The contribution made by Party B was recorded as a liability. In August 2015, Yingli China failed to repurchase the equity interest from the investor. As of December 31, 2018, Yingli China still didn’t pay the RMB 100,000. The RMB 100,000 payment obligation together with interest payables accrued of RMB 41,345 (US$ 6,013) were recorded under “Payables to non-controlling interest holders” in the Consolidated Balance Sheets.

In January 2019, Party B filed a lawsuit against Yingli China, claiming the overdue above equity interest with amount of RMB 100,000 and related interest. Please refer to note 23(b) Contingencies for details.

In November 2015, Party B contributed a land use right with fair value of RMB 728,116 to Hainan Yingli to acquire 21.84% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 728,116 plus benchmark interest rate within 2 months to 10 years, among which, RMB 23,000 would be paid within two months, RMB 82,000 would be paid within 3 year, and the remaining of RMB 623,116 would be paid within 10 years. Because of Yingli China’s contractual obligations to purchase the equity interests from these investors, the equity contributions made by the investors plus accrued interest have been recorded as liabilities. This land use right was subsequently disposed by Hainan Yingli in December 2015(refer to note 6). As in substance the whole arrangement is financing, proceeds received from the disposal were presented as financing activities.

In January 2016, Yingli China failed to repurchase the first instalment of RMB 23,000 with related interest. The principal of RMB 23,000 was then paid in June 2016. The related accrued interest and penalty of RMB 1,469 was recorded in “Payables to non-controlling interest holders” in the Consolidated Balance Sheets as of December 31, 2017. In November 2018, Yingli China failed to repurchase the second instalment of RMB 82,000 with related interest. The accrued interest of RMB 12,142 (US$ 1,766) together with related penalty of RMB 1,353 (US$ 197) was recorded in “Payables to non-controlling interest holders” in the Consolidated Balance Sheets as of December 31, 2018.

In January 2019, Party B also filed a lawsuit against Yingli China, claiming the overdue portion of above equity interest with amount of RMB 82,000, and the interest and penalty mentioned above. Please refer to note 23(b) Contingencies for details.

As of December 31, 2018, the total repurchase obligation to Party B together with interest and penalty accrued recorded under current and non-current payables was RMB 238,309 (US$34,660) and RMB 715,353 (US$104,044), respectively.

In January 2016, a third party (“Party C”) contributed RMB 23,000 to Hainan Yingli to acquire 0.90% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 23,000 plus 19% aggregate interest in 5 years.

Based on the above repurchase schedule, including principal, interest and penalty of RMB
350,604
(including RMB 259,452 past due) and RMB 368,817 (US$ 53,642)(including principal of RMB 282,000 (US$ 41,015) and interests and penalties of RMB 86,817 (US$ 12,627)) have been recorded in “Payables to non-controlling interest holders”, RMB 707,820 and RMB 738,353 (US$ 107,389))(including principal of RMB 646,116 (US$ 93,974) and interests and penalties of RMB 92,237 (US$ 13,415)) have been recorded in “Long-term payables to non-controlling interest holders” in the Consolidated Balance Sheets as of December 31, 2017 and 2018, respectively.

According to the repurchase schedules agreed with the parties mentioned above, future principal payments under the agreements above as of December 31, 2018 are as follows:

Year ended December 31,	RMB	US$
2019	282,000	41,015
2020	-	-
2021	23,000	3,345
2022	-	-
2023	-	-
Thereafter	623,116	90,629
Total	928,116	134,989